Cover Document	Dec. 01, 2021
Cover Page Document [Abstract]
Document Period End Date	Dec. 01, 2021
Entity Central Index Key	0001402057
Title of 12(b) Security	Common stock, par value $0.01 per share
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Entity Registrant Name	CDW CORP
Entity File Number	001-35985
Entity Tax Identification Number	26-0273989
Entity Address, Address Line One	75 Tri-State International
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(847)
Local Phone Number	465-6000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true